SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 03, 2011
Stock split dividend [Abstract]
Stock Split, description	On August 5, 2011, the Company's Board of Directors declared a two-for-one split of the Company's common stock in the form of a 100 percent stock dividend. Stockholders of record as of September 15, 2011 were issued one additional share of common stock on October 3, 2011 for each share held. Treasury shares were treated as shares outstanding in the stock split. All shares and per share amounts in this Annual Report on Form 10-K have been adjusted for all periods presented for the stock split.
Stock split, stock issued to stockholders of record per share held (per share)				1
Accounts receivable and allowance for doubtful accounts [Abstract]
Allowance for doubtful accounts	$ 8	$ 5
Computer software costs [Abstract]
Capitalized software costs	9	7	8
Amortized software costs	8	8	11
Unamortized capitalized software costs	20	20
Straight-line amortization period for capitalized software costs (in years)	3
Short-term Investments [Abstract]
Short-term time deposits	200	0
Short-term time deposits maturities description	staggered maturities between three and ten months at the investment date
Environmental Costs [Abstract]
Estimated useful life of environmental assets, maximum (in years)	50
Cash expenditures related to environmental protection and improvement	219	200	173
Cash expenditures for construction related to environmental protection and improvement	$ 35
Derivative Financial Instruments [Abstract]
Period to hedge currency and option contracts, maximum (in years)	5
Building And Building Equipment [Member]
Depreciation [Abstract]
Property, Plant and Equipment, Useful Life, Minimum (in years)	20
Property, Plant and Equipment, Useful Life, Maximum (in years)	50
Machinery and Equipment [Member]
Depreciation [Abstract]
Property, Plant and Equipment, Useful Life, Minimum (in years)	3
Property, Plant and Equipment, Useful Life, Maximum (in years)	33
Computer software [Member]
Depreciation [Abstract]
Property, Plant and Equipment, Useful Life, Minimum (in years)	3.00
Property, Plant and Equipment, Useful Life, Maximum (in years)	5.00
Office furniture and fixtures and computer equipment [Member]
Depreciation [Abstract]
Property, Plant and Equipment, Useful Life, Minimum (in years)	5.00
Property, Plant and Equipment, Useful Life, Maximum (in years)	10.00
Vehicles, railcars, and general machinery and equipment [Member]
Depreciation [Abstract]
Property, Plant and Equipment, Useful Life, Minimum (in years)	5.00
Property, Plant and Equipment, Useful Life, Maximum (in years)	20.00
Manufacturing-related improvements [Member]
Depreciation [Abstract]
Property, Plant and Equipment, Useful Life, Minimum (in years)	20.00
Property, Plant and Equipment, Useful Life, Maximum (in years)	33.00